Even Herd Long Short ETF
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 102.5%	Shares	Value
Aerospace & Defense - 6.1%
Elbit Systems Ltd. (a)	756	$339,822
Embraer SA - ADR (a)	9,348	531,995
Howmet Aerospace, Inc. (a)	6,108	1,136,882
Kratos Defense & Security Solutions, Inc. (a)(b)	4,752	220,730
Leonardo DRS, Inc. (a)	9,291	431,846
Red Cat Holdings, Inc. (a)(b)	34,916	254,188
Rocket Lab Corp. (a)(b)	11,497	411,248
TAT Technologies Ltd. (a)(b)	5,267	160,854
		3,487,565

Agriculture - 2.3%
Philip Morris International, Inc. (a)	3,796	691,365
Turning Point Brands, Inc. (a)	8,540	647,076
		1,338,441

Apparel - 0.3%
Tapestry, Inc. (a)	2,088	183,347

Banks - 4.9%
Banco Macro SA - ADR (a)	7,814	548,621
Bank First Corp. (a)	1,493	175,651
Bank of New York Mellon Corp. (a)	3,747	341,389
Coastal Financial Corp. (b)	1,844	178,628
Esquire Financial Holdings, Inc. (a)	2,189	207,211
HSBC Holdings PLC - ADR (a)	3,083	187,416
Mizuho Financial Group, Inc. - ADR (a)	31,616	175,785
NatWest Group PLC - ADR (a)	23,118	327,120
Nicolet Bankshares, Inc. (a)	3,525	435,267
Third Coast Bancshares, Inc. (a)(b)	6,837	223,365
		2,800,453

Beverages - 0.2%
Embotelladora Andina SA - ADR (a)	4,037	98,261

Biotechnology - 2.2%
ADMA Biologics, Inc. (a)(b)	11,381	207,248
Corteva, Inc. (a)	2,629	195,939
Exelixis, Inc. (a)(b)	3,761	165,766
Gilead Sciences, Inc. (a)	2,198	243,692
Insmed, Inc. (a)(b)	2,978	299,706
Niagen Bioscience, Inc. (a)(b)	10,145	146,190
		1,258,541

Building Materials - 0.8%
Tecnoglass, Inc. (a)	5,661	437,935

Chemicals - 3.6%
Hawkins, Inc. (a)	4,831	686,485
ICL Group Ltd. (a)	107,801	741,671
Oil-Dri Corp. of America (a)	7,816	461,066
Perimeter Solutions, Inc. (a)(b)	10,379	144,475
		2,033,697

Commercial Services - 3.6%
Barrett Business Services, Inc. (a)	4,329	180,476
Cintas Corp. (a)	1,172	261,204
Laureate Education, Inc. (a)(b)	6,692	156,459
Lincoln Educational Services Corp. (a)(b)	12,730	293,426
Stride, Inc. (a)(b)	3,261	473,465
Toast, Inc. - Class A (a)(b)	5,231	231,681
Universal Technical Institute, Inc. (a)(b)	14,199	481,204
		2,077,915

Computers - 3.2%
CyberArk Software Ltd. (a)(b)	1,060	431,293
International Business Machines Corp. (a)	1,536	452,782
Kyndryl Holdings, Inc. (a)(b)	4,084	171,365
NextNav, Inc. (a)(b)	27,568	419,033
Rigetti Computing, Inc. (a)(b)	11,209	132,939
Zscaler, Inc. (a)(b)	646	202,805
		1,810,217

Distribution & Wholesale - 0.3%
VSE Corp. (a)	1,241	162,546

Diversified Financial Services - 3.7%
Freedom Holding Corp. (a)(b)	1,857	271,215
Futu Holdings Ltd. - ADR (a)	1,204	148,802
LexinFintech Holdings Ltd. - ADR (a)	15,894	114,596
OppFi, Inc. (a)	32,389	453,122
Qifu Technology, Inc. - ADR (a)	8,569	371,552
SLM Corp. (a)	10,853	355,870
StoneX Group, Inc. (a)(b)	4,199	382,697
		2,097,854

Electric - 6.4%
Clearway Energy, Inc. - Class A (a)	4,543	137,471
Empresa Distribuidora Y Comercializadora Norte - ADR (a)(b)	18,496	489,959
Entergy Corp. (a)	6,898	573,362
Kenon Holdings Ltd. (a)	6,152	255,616
Korea Electric Power Corp. - ADR (a)	26,888	382,885
NRG Energy, Inc. (a)	5,465	877,570
Oklo, Inc. (a)(b)	3,668	205,371
Vistra Corp. (a)	3,785	733,571
		3,655,805

Electronics - 3.8%
Celestica, Inc. (a)(b)	8,185	1,277,760
ESCO Technologies, Inc. (a)	897	172,107
Hesai Group - ADR (a)(b)	7,887	173,120
Mirion Technologies, Inc. (a)(b)	18,069	389,026
OSI Systems, Inc. (a)(b)	725	163,023
		2,175,036

Engineering & Construction - 0.9%
Construction Partners, Inc. - Class A (a)(b)	2,293	243,700
Limbach Holdings, Inc. (a)(b)	1,995	279,500
		523,200

Entertainment - 1.7%
Live Nation Entertainment, Inc. (a)(b)	2,382	360,349
Sportradar Group AG - Class A (a)(b)	21,224	595,970
		956,319

Environmental Control - 0.7%
Republic Services, Inc. (a)	1,591	392,357

Food - 3.2%
Chefs' Warehouse, Inc. (a)(b)	4,341	276,999
Lifeway Foods, Inc. (a)(b)	6,249	154,038
Seneca Foods Corp. - Class A (a)(b)	4,225	428,542
Sprouts Farmers Market, Inc. (a)(b)	4,841	797,022
US Foods Holding Corp. (a)(b)	2,453	188,906
		1,845,507

Gas - 1.7%
National Fuel Gas Co. (a)	3,227	273,359
NiSource, Inc. (a)	6,859	276,692
UGI Corp. (a)	11,475	417,920
		967,971

Healthcare - Products - 1.5%
Adaptive Biotechnologies Corp. (a)(b)	38,025	442,991
Boston Scientific Corp. (a)(b)	2,706	290,652
iRhythm Technologies, Inc. (a)(b)	923	142,105
		875,748

Healthcare - Services - 0.4%
Quest Diagnostics, Inc. (a)	1,167	209,628

Insurance - 2.9%
Axis Capital Holdings Ltd.	5,414	562,082
Heritage Insurance Holdings, Inc. (a)(b)	14,093	351,479
International General Insurance Holdings Ltd. (a)	4,998	120,052
Root, Inc. (a)(b)	1,123	143,710
Unum Group (a)	5,795	468,004
		1,645,327

Internet - 9.8%
Alibaba Group Holding Ltd. - ADR (a)	2,844	322,538
DoorDash, Inc. - Class A (a)(b)	2,673	658,921
Full Truck Alliance Co. Ltd. - Class A - ADR (a)	24,339	287,444
Hims & Hers Health, Inc. (a)(b)	6,323	315,202
Meta Platforms, Inc. - Class A (a)	476	351,331
Netflix, Inc. (a)(b)	642	859,721
Robinhood Markets, Inc. - Class A (a)(b)	12,570	1,176,929
Sea Ltd. - Class A - ADR (a)(b)	3,969	634,802
Spotify Technology SA (a)(b)	1,029	789,593
Tencent Music Entertainment Group - ADR (a)	9,117	177,690
		5,574,171

Investment Companies - 0.2%
Cango, Inc. - Class A - ADR (a)(b)	29,006	140,679

Iron & Steel - 1.2%
Carpenter Technology Corp. (a)	2,205	609,418
Mesabi Trust (a)	3,888	93,156
		702,574

Machinery - Diversified - 0.6%
DXP Enterprises, Inc. (a)(b)	1,470	128,845
Mueller Water Products, Inc. - Class A (a)	9,538	229,294
		358,139

Media - 0.7%
Fox Corp. - Class A (a)	7,603	426,072

Metal Fabricate & Hardware - 1.5%
Mueller Industries, Inc. (a)	6,172	490,489
Worthington Enterprises, Inc. (a)	5,564	354,093
		844,582

Mining - 3.9%
Agnico Eagle Mines Ltd. (a)	6,739	801,469
Alamos Gold, Inc. - Class A (a)	23,955	636,245
Skeena Resources Ltd. (a)(b)	37,897	603,320
United States Lime & Minerals, Inc. (a)	1,615	161,177
		2,202,211

Miscellaneous Manufacturing - 2.1%
3M Co. (a)	1,911	290,931
Axon Enterprise, Inc. (a)(b)	661	547,268
Byrna Technologies, Inc. (a)(b)	12,363	381,769
		1,219,968

Multi-National - 0.7%
Banco Latinoamericano de Comercio Exterior SA (a)	9,421	379,666

Office - Business Equipment - 1.4%
Pitney Bowes, Inc. (a)	75,771	826,662

Oil & Gas - 1.2%
Comstock Resources, Inc. (a)(b)	6,598	182,567
Gulfport Energy Corp. (a)(b)	1,660	333,942
Texas Pacific Land Corp. (a)	136	143,669
		660,178

Oil & Gas Services - 1.7%
Archrock, Inc. (a)	6,858	170,284
Aris Water Solutions, Inc. - Class A (a)	27,493	650,209
Solaris Energy Infrastructure, Inc. (a)	5,564	157,406
		977,899

Pharmaceuticals - 1.1%
Mirum Pharmaceuticals, Inc. (a)(b)	2,468	125,597
Rhythm Pharmaceuticals, Inc. (a)(b)	2,420	152,920
Verona Pharma PLC - ADR (a)(b)	3,940	372,645
		651,162

Pipelines - 0.4%
MPLX LP (a)	4,787	246,578

Real Estate - 1.5%
Five Point Holdings LLC - Class A (a)(b)	77,903	428,466
IRSA Inversiones y Representaciones SA - ADR (a)	28,743	400,390
		828,856

Retail - 3.9%
BJ's Wholesale Club Holdings, Inc. (a)(b)	1,510	162,823
Carvana Co. (a)(b)	2,518	848,465
Cheesecake Factory, Inc. (a)	5,589	350,207
Dutch Bros, Inc. - Class A (a)(b)	6,328	432,646
Group 1 Automotive, Inc. (a)	954	416,621
		2,210,762

Semiconductors - 0.9%
Broadcom, Inc.	1,262	347,870
NVIDIA Corp. (a)	904	142,823
		490,693

Software - 9.1%
Alignment Healthcare, Inc. (a)(b)	18,094	253,316
AvePoint, Inc. (a)(b)	8,718	168,345
Climb Global Solutions, Inc. (a)	2,415	258,188
Cloudflare, Inc. - Class A (a)(b)	3,182	623,131
Duolingo, Inc. - Class A (a)(b)	420	172,209
Magic Software Enterprises Ltd. (a)	10,986	210,052
MicroStrategy, Inc. - Class A (a)(b)	1,874	757,527
Nutex Health, Inc. (a)(b)	3,147	391,770
Olo, Inc. - Class A (a)(b)	19,447	173,078
Palantir Technologies, Inc. - Class A (a)(b)	5,171	704,911
Red Violet, Inc. (a)	5,622	276,602
SAP SE - ADR (a)	1,674	509,063
SoundHound AI, Inc. - Class A (a)(b)	8,173	87,696
Take-Two Interactive Software, Inc. (a)(b)	1,502	364,761
Youdao, Inc. - ADR (a)(b)	30,267	260,296
		5,210,945

Telecommunications - 4.7%
AST SpaceMobile, Inc. - Class A (a)(b)	6,657	311,082
AT&T, Inc.	22,853	661,366
Credo Technology Group Holding Ltd. (a)(b)	4,769	441,562
IDT Corp. - Class B (a)	8,092	552,845
Satellogic, Inc. - Class A (a)(b)	28,936	104,748
Telephone and Data Systems, Inc. (a)	7,265	258,489
VEON Ltd. - ADR (a)(b)	7,288	335,758
		2,665,850

Transportation - 0.5%
Euroseas Ltd. (a)	6,200	277,264

Water - 1.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR (a)	24,922	547,536
TOTAL COMMON STOCKS (Cost $47,166,319)		58,476,117

REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.0%
EPR Properties (a)	4,984	290,368
Welltower, Inc. (a)	1,823	280,250
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $513,954)		570,618

CLOSED-END FUNDS - 0.3%
Main Street Capital Corp. (a)	2,924	172,808
TOTAL CLOSED-END FUNDS (Cost $170,179)		172,808

SHORT-TERM INVESTMENTS - 10.0%
Money Market Funds - 10.0%
First American Government Obligations Fund - Class X, 4.25% (a)(c)	5,706,413	5,706,413
TOTAL SHORT-TERM INVESTMENTS (Cost $5,706,413)		5,706,413

TOTAL INVESTMENTS - 113.8% (Cost $53,556,865)		64,925,956
Liabilities in Excess of Other Assets - (13.8)%		(7,886,967)
TOTAL NET ASSETS - 100.0%		$57,038,989
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
LLC – Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company

(a)	All or a portion of security has been pledged as collateral for securities sold short. The fair value of assets committed as collateral as of June 30, 2025 is $15,134,695.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Even Herd Long Short ETF
Schedule of Securities Sold Short
June 30, 2025 (Unaudited)

COMMON STOCKS - (54.0)%	Shares	Value
Advertising - (0.3)%
WPP PLC - ADR	(4,507)	$(157,790)

Aerospace & Defense - (0.9)%
Hexcel Corp.	(9,372)	(529,424)

Agriculture - (0.9)%
Andersons, Inc.	(9,148)	(336,189)
Archer-Daniels-Midland Co.	(3,207)	(169,265)
		(505,454)

Apparel - (0.4)%
Carter's, Inc.	(4,265)	(128,505)
Ermenegildo Zegna NV	(13,813)	(118,101)
		(246,606)

Auto Manufacturers - (0.3)%
Rivian Automotive, Inc. - Class A	(11,958)	(164,303)

Banks - (0.5)%
Walker & Dunlop, Inc.	(3,893)	(274,379)

Beverages - (0.6)%
Constellation Brands, Inc. - Class A	(2,036)	(331,216)

Biotechnology - (1.1)%
Illumina, Inc.	(3,598)	(343,285)
Regeneron Pharmaceuticals, Inc.	(254)	(133,350)
Xenon Pharmaceuticals, Inc.	(5,390)	(168,707)
		(645,342)

Building Materials - (0.6)%
Fortune Brands Innovations, Inc.	(3,185)	(163,964)
Hayward Holdings, Inc.	(12,464)	(172,003)
		(335,967)

Chemicals - (1.5)%
Albemarle Corp.	(1,827)	(114,498)
Axalta Coating Systems Ltd.	(4,983)	(147,945)
Celanese Corp.	(3,407)	(188,509)
FMC Corp.	(3,394)	(141,700)
HB Fuller Co.	(1,742)	(104,781)
Rogers Corp.	(2,059)	(141,001)
		(838,434)

Commercial Services - (4.9)%
Block, Inc.	(2,973)	(201,956)
Cimpress PLC	(3,640)	(171,080)
ICF International, Inc.	(4,683)	(396,697)
New Oriental Education & Technology Group, Inc. - ADR	(4,655)	(251,137)
Paysafe Ltd.	(30,893)	(389,870)
Rentokil Initial PLC - ADR	(10,777)	(258,648)
Strategic Education, Inc.	(5,865)	(499,287)
Transcat, Inc.	(2,012)	(172,952)
WillScot Holdings Corp.	(15,888)	(435,331)
		(2,776,958)

Computers - (2.6)%
Accenture PLC - Class A	(477)	(142,570)
Apple, Inc.	(1,670)	(342,634)
Globant SA	(1,421)	(129,084)
HP, Inc.	(4,938)	(120,783)
Insight Enterprises, Inc.	(1,041)	(143,746)
Integral Ad Science Holding Corp.	(26,783)	(222,567)
KBR, Inc.	(8,324)	(399,053)
		(1,500,437)

Distribution & Wholesale - (0.3)%
Copart, Inc.	(3,487)	(171,107)

Diversified Financial Services - (2.2)%
LendingClub Corp.	(15,174)	(182,543)
Pagseguro Digital Ltd. - Class A	(36,467)	(351,542)
T Rowe Price Group, Inc.	(2,648)	(255,532)
Voya Financial, Inc.	(6,949)	(493,379)
		(1,282,996)

Electric - (1.4)%
Edison International	(7,252)	(374,203)
Hawaiian Electric Industries, Inc.	(15,940)	(169,442)
Otter Tail Corp.	(2,125)	(163,817)
PG&E Corp.	(8,034)	(111,994)
		(819,456)

Electrical Components & Equipment - (0.6)%
Novanta, Inc.	(2,790)	(359,715)

Electronics - (0.3)%
Vicor Corp.	(3,624)	(164,385)

Engineering & Construction - (0.6)%
Exponent, Inc.	(4,369)	(326,408)

Entertainment - (1.6)%
Caesars Entertainment, Inc.	(12,193)	(346,159)
Six Flags Entertainment Corp.	(5,544)	(168,704)
United Parks & Resorts, Inc.	(3,870)	(182,471)
Vail Resorts, Inc.	(1,457)	(228,938)
		(926,272)

Food - (3.3)%
Grocery Outlet Holding Corp.	(36,908)	(458,397)
Ingles Markets, Inc. - Class A	(5,379)	(340,921)
John B Sanfilippo & Son, Inc.	(4,916)	(310,888)
Lamb Weston Holdings, Inc.	(6,885)	(356,987)
Nomad Foods Ltd.	(8,391)	(142,563)
TreeHouse Foods, Inc.	(13,770)	(267,414)
		(1,877,170)

Healthcare - Products - (2.5)%
Align Technology, Inc.	(906)	(171,533)
Azenta, Inc.	(9,255)	(284,869)
Baxter International, Inc.	(9,161)	(277,395)
Cooper Cos., Inc.	(1,631)	(116,062)
Enovis Corp.	(5,042)	(158,117)
GE HealthCare Technologies, Inc.	(2,288)	(169,472)
Revvity, Inc.	(1,396)	(135,021)
Tandem Diabetes Care, Inc.	(6,408)	(119,445)
		(1,431,914)

Healthcare - Services - (1.2)%
Astrana Health, Inc.	(6,839)	(170,154)
LifeStance Health Group, Inc.	(36,878)	(190,659)
Sotera Health Co.	(9,785)	(108,809)
Teladoc Health, Inc.	(27,667)	(240,980)
		(710,602)

Home Furnishings - (1.1)%
Dolby Laboratories, Inc. - Class A	(2,273)	(168,793)
MillerKnoll, Inc.	(19,254)	(373,913)
Sonos, Inc.	(10,510)	(113,613)
		(656,319)

Household Products & Wares - (0.5)%
Spectrum Brands Holdings, Inc.	(5,593)	(296,429)

Insurance - (1.1)%
Erie Indemnity Co. - Class A	(462)	(160,217)
Everest Group Ltd.	(815)	(276,978)
Selective Insurance Group, Inc.	(1,913)	(165,761)
		(602,956)

Internet - (2.7)%
Angi, Inc.	(4,013)	(61,238)
Etsy, Inc.	(6,772)	(339,683)
Match Group, Inc.	(10,575)	(326,662)
Revolve Group, Inc.	(7,541)	(151,197)
Snap, Inc. - Class A	(54,282)	(471,711)
Upwork, Inc.	(12,556)	(168,753)
		(1,519,244)

Iron & Steel - (0.2)%
POSCO Holdings, Inc. - ADR	(2,953)	(143,191)

Machinery - Diversified - (1.5)%
Albany International Corp. - Class A	(3,545)	(248,611)
Kornit Digital Ltd.	(17,233)	(343,109)
Nordson Corp.	(506)	(108,471)
Tennant Co.	(1,815)	(140,626)
		(840,817)

Media - (1.9)%
Cable One, Inc.	(2,601)	(353,242)
FactSet Research Systems, Inc.	(380)	(169,966)
Liberty Global Ltd. - Class A	(12,954)	(129,670)
Sinclair, Inc.	(12,615)	(174,339)
Sirius XM Holdings, Inc.	(10,353)	(237,808)
		(1,065,025)

Miscellaneous Manufacturing - (0.9)%
Materion Corp.	(1,965)	(155,962)
Trinity Industries, Inc.	(12,522)	(338,219)
		(494,181)

Office - Business Equipment - (0.3)%
Zebra Technologies Corp. - Class A	(539)	(166,206)

Oil & Gas - (1.6)%
California Resources Corp.	(3,120)	(142,490)
Noble Corp. PLC	(3,749)	(99,536)
Petroleo Brasileiro SA - Petrobras - ADR	(27,883)	(321,770)
Seadrill Ltd.	(12,789)	(335,711)
		(899,507)

Pharmaceuticals - (0.3)%
Dexcom, Inc.	(2,217)	(193,522)

Real Estate - (0.6)%
Marcus & Millichap, Inc.	(10,729)	(329,488)

Retail - (1.3)%
Arcos Dorados Holdings, Inc. - Class A	(21,742)	(171,544)
Freshpet, Inc.	(5,710)	(388,052)
Papa John's International, Inc.	(3,522)	(172,367)
		(731,963)

Software - (7.8)%
ACV Auctions, Inc. - Class A	(27,729)	(449,764)
Adobe, Inc.	(864)	(334,264)
Akamai Technologies, Inc.	(2,092)	(166,858)
Appian Corp. - Class A	(11,830)	(353,244)
BILL Holdings, Inc.	(7,761)	(359,024)
C3.ai, Inc. - Class A	(6,938)	(170,467)
CCC Intelligent Solutions Holdings, Inc.	(26,593)	(250,240)
Docebo, Inc.	(2,671)	(77,299)
Elastic NV	(2,043)	(172,286)
Global-e Online Ltd.	(5,139)	(172,362)
Jamf Holding Corp.	(27,301)	(259,633)
MongoDB, Inc.	(811)	(170,302)
nCino, Inc.	(15,156)	(423,913)
PagerDuty, Inc.	(11,176)	(170,769)
Sprout Social, Inc. - Class A	(13,554)	(283,414)
SPS Commerce, Inc.	(2,874)	(391,123)
Synopsys, Inc.	(454)	(232,757)
		(4,437,719)

Telecommunications - (1.1)%
BCE, Inc.	(12,485)	(276,793)
Harmonic, Inc.	(23,666)	(224,117)
Telkom Indonesia Persero Tbk PT - ADR	(8,480)	(143,651)
		(644,561)

Transportation - (2.5)%
Matson, Inc.	(3,765)	(419,233)
RXO, Inc.	(32,498)	(510,869)
Scorpio Tankers, Inc.	(4,149)	(162,350)
ZTO Express Cayman, Inc. - ADR	(18,770)	(333,167)
		(1,425,619)
TOTAL COMMON STOCKS (Proceeds $31,189,518)		(30,823,082)

REAL ESTATE INVESTMENT TRUSTS - COMMON - (1.5)%	Shares	Value
Alexandria Real Estate Equities, Inc.	(1,490)	(108,219)
Federal Realty Investment Trust	(1,734)	(164,713)
Healthpeak Properties, Inc.	(9,250)	(161,967)
Innovative Industrial Properties, Inc.	(7,576)	(418,347)
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Proceeds $895,658)		(853,246)

TOTAL SECURITIES SOLD SHORT - (55.5)% (Proceeds $32,085,176)		$(31,676,328)

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Even Herd Long Short ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$58,476,117	$–	$–	$58,476,117
Real Estate Investment Trusts - Common	570,618	–	–	570,618
Closed-End Funds	172,808	–	–	172,808
Money Market Funds	5,706,413	–	–	5,706,413
Total Investments	$64,925,956	$–	$–	$64,925,956

Liabilities:
Investments:
Common Stocks	$(30,823,082)	$–	$–	$(30,823,082)
Real Estate Investment Trusts - Common	(853,246)	–	–	(853,246)
Total Investments	$(31,676,328)	$–	$–	$(31,676,328)

Refer to the Schedule of Investments and Schedule of Securities Sold Short for industry classifications.